Consolidated Balance Sheets - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash	$ 378,014	$ 304,267	$ 1,297
Accounts receivable, net	368,020	559,255	44,548
Inventory, net		0	56,500
Prepaid expenses	59,021	21,513	12,765
Total Current Assets	805,055	885,035	115,110
Right to use asset	174,399	0
Property and equipment, net	5,288,964	5,533,680	2,493,224
Security deposit	16,678	38,402	6,356
Intangible Assets, net	15,443,730	15,766,250	326,250
Total Assets	21,728,826	22,223,367	2,940,940
Current Liabilities
Accounts payable and accrued liabilities	2,488,769	2,462,563	540,947
Contingent purchase consideration	2,500,000	2,500,000	0
Payable to Photo File, Inc.	940,568	686,943	0
Payable to Globe Photos, Inc.	10,000	10,000	10,000
Due to related parties	287,455	287,455	147,113
Operating lease liability	83,118	0
Notes payable - related parties	631,935	635,675	456,235
Notes payable, net of debt discount	185,000	185,000	417,500
Deferred revenue		0	75,000
Derivative liability		0	9,195
Loans payable, net of unamortized discounts	482,862	481,784	738,805
Convertible notes, net of debt discount and issuance costs	3,206,826	1,655,700	0
Convertible notes - related party, net of debt discount		266,537	0
Total Current Liabilities	10,816,533	8,905,120	2,394,795
Operating lease liability, net of current portion	115,617
Contingent purchase consideration, net of current portion	3,779,000	3,779,000	0
Total Long-term Liabilities	3,894,617	3,779,000	0
Total Liabilities	14,711,150	12,684,120	2,394,795
Preferred stock, $0.0001 par value, 50,000,000 shares authorized; none issued and outstanding at December 31, 2018 and 2017.	0	0	0
Common stock par value $0.0001: 450,000,000 shares authorized; 8,160,715, 8,160,715 and 8,139,263 issued and 8,160,715, 85,160,715 and 8,139,263 outstanding as of March 31, 2019, December 31, 2018 and December 31, 2017.	816	816	814
Additional paid in capital	11,328,626	10,145,902	4,155,986
Treasury stock; 0 and 6,471 shares as of December 31, 2018 and 2017		0	(88,000)
Accumulated deficit	(7,630,950)	(4,016,630)	(3,522,655)
Stockholders' equity attributable to Globe Photo, Inc.	3,698,492	9,539,247	546,145
Non controlling interest	3,319,184	3,409,159	0
Stockholders' Equity	7,017,676	9,539,247	546,145
Total Liabilities and Stockholders' Equity	$ 21,728,826	$ 22,223,367	$ 2,940,940